UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 26, 2006 to October 25, 2006

Commission File Number of issuing entity: 333-134461-02


                 NovaStar Mortgage Funding Trust, Series 2006-3
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-134461


                      NovaStar Mortgage Funding Corporation
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                             NovaStar Mortgage, Inc.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                 --------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   48-1194616
                                 --------------
                      (I.R.S. Employer Identification No.)

c/o JPMorgan Chase Bank, N.A.
4 New York Plaza, 6th Floor
New York, NY                                                      10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 623-5600
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1A           [   ]           [   ]           [ x ]
    A2A           [   ]           [   ]           [ x ]
    A2B           [   ]           [   ]           [ x ]
    A2C           [   ]           [   ]           [ x ]
    A2D           [   ]           [   ]           [ x ]
    M1            [   ]           [   ]           [ x ]
    M2            [   ]           [   ]           [ x ]
    M3            [   ]           [   ]           [ x ]
    M4            [   ]           [   ]           [ x ]
    M5            [   ]           [   ]           [ x ]
    M6            [   ]           [   ]           [ x ]
    M7            [   ]           [   ]           [ x ]
    M8            [   ]           [   ]           [ x ]
    M9            [   ]           [   ]           [ x ]
    M10           [   ]           [   ]           [ x ]
    M11           [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 25, 2006 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2006-3, NovaStar Home Equity Loan Asset-Backed Certificates, Series 2006-3.

         The distribution report is attached  as Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 2.  Legal Proceedings.
         None.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Monthly Statement to Certificateholders on October 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                     By:   NovaStar Mortgage Funding Corporation
                           (Depositor)

                           /s/ Matt Kaltenrieder
                           ------------------------
                           Matt Kaltenrieder

                     Date: October 30, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1          Monthly Statement to Certificateholders


                                  EXHIBIT 99.1
                 Novastar Mortgage Funding Trust, Series 2006-3
                                October 25, 2006


                                Table of Contents
Distribution Report   ----------------------------------------------------   2
Factor Report   ----------------------------------------------------------   3
REO Group Report   -------------------------------------------------------   9



IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                          ADMINISTRATOR LISTED BELOW:
                                Ariella Kaminer
            JPMorgan Chase Bank, N.A. - Structured Finance Services
                          4 New York Plaza, Floor 6,
                           New York, New York 10004
                   Tel: (212) 623-5431 / Fax: (212) 623-5931
                     Email: ariella.x.kaminer@jpmchase.com


                                                            EXHIBIT 99.1
                                          Novastar Mortgage Funding Trust, Series 2006-3
                                                         October 25, 2006
----------------------------------------------------------------------------------------------------------------------------------
                                                      DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
           ORIGINAL          BEGINNING                                                                                  ENDING
           FACE              PRINCIPAL                                                        REALIZED     DEFERRED     PRINCIPAL
CLASS      VALUE             BALANCE         PRINCIPAL         INTEREST         TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1A       599,172,000.00    586,587,480.33   8,349,330.91     2,673,861.26   11,023,192.17    0.00         0.00     578,238,149.42
A2A       122,600,000.00    113,305,748.82   3,034,234.87       510,820.08    3,545,054.95    0.00         0.00     110,271,513.95
A2B        92,000,000.00     92,000,000.00           0.00       417,066.67      417,066.67    0.00         0.00      92,000,000.00
A2C        82,800,000.00     82,800,000.00           0.00       378,810.00      378,810.00    0.00         0.00      82,800,000.00
A2D        25,228,000.00     25,228,000.00           0.00       117,310.20      117,310.20    0.00         0.00      25,228,000.00
M1         66,550,000.00     66,550,000.00           0.00       312,230.42      312,230.42    0.00         0.00      66,550,000.00
M2         18,150,000.00     18,150,000.00           0.00        85,758.75       85,758.75    0.00         0.00      18,150,000.00
M3         15,950,000.00     15,950,000.00           0.00        75,762.50       75,762.50    0.00         0.00      15,950,000.00
M4         15,950,000.00     15,950,000.00           0.00        76,161.25       76,161.25    0.00         0.00      15,950,000.00
M5         11,000,000.00     11,000,000.00           0.00        53,350.00       53,350.00    0.00         0.00      11,000,000.00
M6          9,350,000.00      9,350,000.00           0.00        49,321.25       49,321.25    0.00         0.00       9,350,000.00
M7          7,150,000.00      7,150,000.00           0.00        38,312.08       38,312.08    0.00         0.00       7,150,000.00
M8          9,350,000.00      9,350,000.00           0.00        56,333.75       56,333.75    0.00         0.00       9,350,000.00
M9          8,250,000.00      8,250,000.00           0.00        53,831.25       53,831.25    0.00         0.00       8,250,000.00
M10         5,500,000.00      5,500,000.00           0.00        35,887.50       35,887.50    0.00         0.00       5,500,000.00
M11         5,500,000.00      5,500,000.00           0.00        35,887.50       35,887.50    0.00         0.00       5,500,000.00
R                   0.00              0.00           0.00             0.00            0.00    0.00         0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS  1,094,500,000.00  1,072,621,229.15  11,383,565.78     4,970,704.46   16,354,270.24    0.00         0.00   1,061,237,663.37
-----------------------------------------------------------------------------------------------------------------------------------
CA        707,169,900.00    707,169,900.00           0.00     2,084,395.20    2,084,395.20    0.00         0.00     707,169,900.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                             BEGINNING                                                           ENDING            PASS-THRU
CLASS        CUSIP           PRINCIPAL        PRINCIPAL       INTEREST         TOTAL             PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1A        66988WAA4         978.99681616    13.93478152     4.46259381      18.39737533       965.06203464        5.470000%
A2A        66988WAB2         924.19044715    24.74906093     4.16655856      28.91561949       899.44138622        5.410000%
A2B        66988WAC0       1,000.00000000     0.00000000     4.53333337       4.53333337     1,000.00000000        5.440000%
A2C        66988WAD8       1,000.00000000     0.00000000     4.57500000       4.57500000     1,000.00000000        5.490000%
A2D        66988WAE6       1,000.00000000     0.00000000     4.65000000       4.65000000     1,000.00000000        5.580000%
M1         66988WAF3       1,000.00000000     0.00000000     4.69166672       4.69166672     1,000.00000000        5.630000%
M2         66988WAG1       1,000.00000000     0.00000000     4.72500000       4.72500000     1,000.00000000        5.670000%
M3         66988WAH9       1,000.00000000     0.00000000     4.75000000       4.75000000     1,000.00000000        5.700000%
M4         66988WAJ5       1,000.00000000     0.00000000     4.77500000       4.77500000     1,000.00000000        5.730000%
M5         66988WAK2       1,000.00000000     0.00000000     4.85000000       4.85000000     1,000.00000000        5.820000%
M6         66988WAL0       1,000.00000000     0.00000000     5.27500000       5.27500000     1,000.00000000        6.330000%
M7         66988WAM8       1,000.00000000     0.00000000     5.35833287       5.35833287     1,000.00000000        6.430000%
M8         66988WAN6       1,000.00000000     0.00000000     6.02500000       6.02500000     1,000.00000000        7.230000%
M9         66988WAP1       1,000.00000000     0.00000000     6.52500000       6.52500000     1,000.00000000        7.830000%
M10        66988WAQ9       1,000.00000000     0.00000000     6.52500000       6.52500000     1,000.00000000        7.830000%
M11        66988WAR7       1,000.00000000     0.00000000     6.52500000       6.52500000     1,000.00000000        7.830000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                       980.01025962    10.40069966     4.54152989      14.94222955       969.60955995
-----------------------------------------------------------------------------------------------------------------------------------
CA         66988WAT3       1,000.00000000     0.00000000     2.94751686       2.94751686     1,000.00000000        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                         Novastar Mortgage Funding Trust, Series 2006-3
                                                        October 25, 2006
        Available Funds - Group I                                                                  12,973,593.85
        Available Funds - Group II                                                                  5,527,072.24

Principal

        Group I Scheduled Principal                                                                   337,666.91
        Group I Prepayments in Full                                                                 7,977,996.36
        Group I Curtailments                                                                           33,667.65
        Group I Net Liquidation Proceeds                                                                    0.00
        Group I Realized Losses                                                                             0.00

        Group II Scheduled Principal                                                                  134,212.58
        Group II Prepayments in Full                                                                2,886,633.16
        Group II Curtailments                                                                          13,389.13
        Group II Net Liquidation Proceeds                                                                   0.00
        Group II Realized Losses                                                                            0.00

        Total Scheduled Principal                                                                     471,879.49
        Total Prepayments in Full                                                                  10,864,629.52
        Total Curtailments                                                                             47,056.78
        Total Net Liquidation Proceeds                                                                      0.00
        Total Realized Losses                                                                               0.00

Distributions of Principal

        Class A-1A                                                                                  8,349,330.91
        Class A-2A                                                                                  3,034,234.87
        Class A-2B                                                                                          0.00
        Class A-2C                                                                                          0.00
        Class A-2D                                                                                          0.00
        Class M-1                                                                                           0.00
        Class M-4                                                                                           0.00
        Class M-5                                                                                           0.00
        Class M-6                                                                                           0.00
        Class M-2                                                                                           0.00
        Class M-3                                                                                           0.00
        Class M7                                                                                            0.00
        Class M8                                                                                            0.00
        Class M9                                                                                            0.00
        Class M10                                                                                           0.00
        Class M11                                                                                           0.00

Distributions of Interest

        Class A-1A                                                                                  2,673,861.26
        Class A-2A                                                                                    510,820.08
        Class A-2b                                                                                    417,066.67
        Class A-2C                                                                                    378,810.00
        Class A-2D                                                                                    117,310.20
        Class M-1                                                                                     312,230.42
        Class M-2                                                                                      85,758.75
        Class M-3                                                                                      75,762.50
        Class M-4                                                                                      76,161.25
        Class M-5                                                                                      53,350.00
        Class M-6                                                                                      49,321.25
        Class M-7                                                                                      38,312.08
        Class M-8                                                                                      56,333.75
        Class M-9                                                                                      53,831.25
        Class M-10                                                                                     35,887.50
        Class M-11                                                                                     35,887.50

Pool Balances

        Group I Beginning Pool Balance                                                            702,417,690.29
        Group I Ending Pool Balance                                                               694,068,359.37
        Group II Beginning Pool Balance                                                           375,703,538.86
        Group II Ending Pool Balance                                                              372,669,304.00
        Total Beginning Pool Balance                                                            1,078,121,229.15
        Total Ending Pool Balance                                                               1,066,737,663.37

Mortgage Loan Information as of Determination Date

        Number of Mortgage Loans                                                                           6,762
        Aggregate Principal Balance of Mortgage Loans                                           1,066,737,663.37
        Beginning Weighted Average Mortgage Rate                                                         8.9820%
        Swap Funds Outgoing Payment                                                                         0.00
        Swap Funds Received                                                                            35,427.08
        Wachovia Swap                                                                                       0.00
        Deutsche Swap                                                                                       0.00
        Royal Bank of Scotland Swap                                                                    35,427.08

        Cap Funds Received                                                                              1,333.33
        Cap Fee                                                                                        99,691.67

Loans Delinquent
Contractual Delinquency - Group I
        Balance of 0-30 Days                                                                      676,651,402.39
        Number of 0-30 Days                                                                                4,614
        Balance of 30-59 Days                                                                       7,152,937.77
        Number of 30-59 Days                                                                                  62
        Balance of 60-89 Days                                                                       5,224,839.45
        Number of 60-89 Days                                                                                  35
        Balance of 90+ Days                                                                           296,114.24
        Number of 90+ Days                                                                                     3

Contractual Bankruptcy - Group I
        Balance of 0-30 Days                                                                          191,883.06
        Number of 0-30 Days                                                                                    2
        Balance of 30-59 Days                                                                          71,838.24
        Number of 30-59 Days                                                                                   1
        Balance of 60-89 Days                                                                         300,746.67
        Number of 60-89 Days                                                                                   2
        Balance of 90+ Days                                                                           313,769.25
        Number of 90+ Days                                                                                     2

Legal Delinquency - Group I
        Balance of 0-30 Days                                                                      676,651,402.39
        Number of 0-30 Days                                                                                4,614
        Balance of 30-59 Days                                                                       7,152,937.77
        Number of 30-59 Days                                                                                  62
        Balance of 60-89 Days                                                                       5,224,839.45
        Number of 60-89 Days                                                                                  35
        Balance of 90+ Days                                                                           296,114.24
        Number of 90+ Days                                                                                     3

Legal Bankruptcy - Group I
        Balance of 0-30 Days                                                                          486,495.33
        Number of 0-30 Days                                                                                    5
        Balance of 30-59 Days                                                                         158,518.74
        Number of 30-59 Days                                                                                   1
        Balance of 60-89 Days                                                                               0.00
        Number of 60-89 Days                                                                                   0
        Balance of 90+ Days                                                                           233,223.15
        Number of 90+ Days                                                                                     1

Loans in Foreclosure - Group I
        Balance of 0-30 Days                                                                           59,002.65
        Number of 0-30 Days                                                                                    1
        Balance of 30-59 Days                                                                               0.00
        Number of 30-59 Days                                                                                   0
        Balance of 60-89 Days                                                                         781,443.65
        Number of 60-89 Days                                                                                   4
        Balance of 90+ Days                                                                         2,777,596.43
        Number of 90+ Days                                                                                    19

Contractual Delinquency - Group II
        Balance of 0-30 Days                                                                      350,924,296.60
        Number of 0-30 Days                                                                                1,915
        Balance of 30-59 Days                                                                       7,892,052.17
        Number of 30-59 Days                                                                                  41
        Balance of 60-89 Days                                                                       5,046,266.54
        Number of 60-89 Days                                                                                  23
        Balance of 90+ Days                                                                           190,362.78
        Number of 90+ Days                                                                                     3

Contractual Bankruptcy - Group II
        Balance of 0-30 Days                                                                          705,651.09
        Number of 0-30 Days                                                                                    5
        Balance of 30-59 Days                                                                         563,347.41
        Number of 30-59 Days                                                                                   1
        Balance of 60-89 Days                                                                               0.00
        Number of 60-89 Days                                                                                   0
        Balance of 90+ Days                                                                                 0.00
        Number of 90+ Days                                                                                     0

Legal Delinquency - Group II
        Balance of 0-30 Days                                                                      350,924,296.60
        Number of 0-30 Days                                                                                1,915
        Balance of 30-59 Days                                                                       7,892,052.17
        Number of 30-59 Days                                                                                  41
        Balance of 60-89 Days                                                                       5,046,266.54
        Number of 60-89 Days                                                                                  23
        Balance of 90+ Days                                                                           190,362.78
        Number of 90+ Days                                                                                     3

Legal Bankruptcy - Group II
        Balance of 0-30 Days                                                                        1,268,998.50
        Number of 0-30 Days                                                                                    6
        Balance of 30-59 Days                                                                               0.00
        Number of 30-59 Days                                                                                   0
        Balance of 60-89 Days                                                                               0.00
        Number of 60-89 Days                                                                                   0
        Balance of 90+ Days                                                                                 0.00
        Number of 90+ Days                                                                                     0

Loans in Foreclosure - Group II                                                                             0.00
        Balance of 0-30 Days                                                                                0.00
        Number of 0-30 Days                                                                                    0
        Balance of 30-59 Days                                                                         226,387.77
        Number of 30-59 Days                                                                                   1
        Balance of 60-89 Days                                                                       1,500,314.78
        Number of 60-89 Days                                                                                   4
        Balance of 90+ Days                                                                         3,934,727.29
        Number of 90+ Days                                                                                    13

Loans in REO
        REO Group Report
        Group Number      Number of Loans        Principal Balance       Percentage
              1                  3                  246,785.57              0.04%
              2                  8                1,685,897.57              0.45%

Principal Prepayments

        Group I Prepayments                                                                         7,977,996.36
        Group II Prepayments                                                                        2,886,633.16

Realized Losses

        Group I Liquidated Loan Balance                                                                     0.00
        Group I Net Liquidation Proceeds                                                                    0.00
        Group I Current Period Realized Losses                                                              0.00
        Group I Recoveries of Prior Losses                                                                  0.00
        Group I Subsequent Losses                                                                           0.00

        Group I Cumulative Liquidated Loan Balance                                                          0.00
        Group I Cumulative Net Liquidation Proceeds                                                         0.00
        Group I Cumulative Recoveries of Prior Losses                                                       0.00
        Group I Cumulative Subsequent Losses                                                                0.00
        Group I Cumulative Realized Losses                                                                  0.00

        Group II Liquidated Loan Balance                                                                    0.00
        Group II Net Liquidation Proceeds                                                                   0.00
        Group II Current Period Realized Losses                                                             0.00
        Group II Recoveries of Prior Losses                                                                 0.00
        Group II Subsequent Losses                                                                          0.00

        Group II Cumulative Liquidated Loan Balance                                                         0.00
        Group II Cumulative Net Liquidation Proceeds                                                        0.00
        Group II Cumulative Recoveries of Prior Losses                                                      0.00
        Group II Cumulative Subsequent Losses                                                               0.00
        Group II Cumulative Realized Losses                                                                 0.00

        Total Liquidated Loan Balance                                                                       0.00
        Total Net Liquidation Proceeds                                                                      0.00
        Total Current Period Realized Losses                                                                0.00
        Total Recoveries of Prior Losses                                                                    0.00
        Total Subsequent Losses                                                                             0.00

        Total Cumulative Liquidated Loan Balance                                                            0.00
        Total Cumulative Net Liquidation Proceeds                                                           0.00
        Total Cumulative Recoveries of Prior Losses                                                         0.00
        Total Cumulative Subsequent Losses                                                                  0.00
        Total Cumulative Realized Losses                                                                    0.00

Unpaid Interest Shortfall Amounts

        Unpaid Interest Shortfall - A-1A                                                                    0.00
        Unpaid Interest Shortfall - A-2A                                                                    0.00
        Unpaid Interest Shortfall - A-2B                                                                    0.00
        Unpaid Interest Shortfall - A-2C                                                                    0.00
        Unpaid Interest Shortfall - A-2D                                                                    0.00
        Unpaid Interest Shortfall - M-1                                                                     0.00
        Unpaid Interest Shortfall - M-2                                                                     0.00
        Unpaid Interest Shortfall - M-3                                                                     0.00
        Unpaid Interest Shortfall - M-4                                                                     0.00
        Unpaid Interest Shortfall - M-5                                                                     0.00
        Unpaid Interest Shortfall - M-6                                                                     0.00
        Unpaid Interest Shortfall - M7                                                                      0.00
        Unpaid Interest Shortfall - M8                                                                      0.00
        Unpaid Interest Shortfall - M9                                                                      0.00
        Unpaid Interest Shortfall - M10                                                                     0.00
        Unpaid Interest Shortfall - M11                                                                     0.00

Prepayment Interest Shortfalls not covered by the Servicer                                                  0.00

Credit Enhancement Percentage                                                                             16.71%

Available Funds Cap Shortfall Amount

        Current Period Available Funds Cap Shortfall Amount - A-1A                                          0.00
        Current Period Available Funds Cap Shortfall Amount - A-2A                                          0.00
        Current Period Available Funds Cap Shortfall Amount - A-2B                                          0.00
        Current Period Available Funds Cap Shortfall Amount - A-2C                                          0.00
        Current Period Available Funds Cap Shortfall Amount - A-2D                                          0.00
        Current Period Available Funds Cap Shortfall Amount - M-1                                           0.00
        Current Period Available Funds Cap Shortfall Amount - M-2                                           0.00
        Current Period Available Funds Cap Shortfall Amount - M-3                                           0.00
        Current Period Available Funds Cap Shortfall Amount - M-4                                           0.00
        Current Period Available Funds Cap Shortfall Amount - M-5                                           0.00
        Current Period Available Funds Cap Shortfall Amount - M-6                                           0.00
        Current Period Available Funds Cap Shortfall Amount - M7                                            0.00
        Current Period Available Funds Cap Shortfall Amount - M8                                            0.00
        Current Period Available Funds Cap Shortfall Amount - M9                                          114.06
        Current Period Available Funds Cap Shortfall Amount - M10                                          76.04
        Current Period Available Funds Cap Shortfall Amount - M11                                          76.04

        Available Funds Cap Shortfall Amount Repaid This Period- A-1A                                       0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2A                                       0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2B                                       0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2C                                       0.00
        Available Funds Cap Shortfall Amount Repaid This Period- A-2D                                       0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-1                                        0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-2                                        0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-3                                        0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-4                                        0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-5                                        0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M-6                                        0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M7                                         0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M8                                         0.00
        Available Funds Cap Shortfall Amount Repaid This Period- M9                                       114.06
        Available Funds Cap Shortfall Amount Repaid This Period- M10                                       76.04
        Available Funds Cap Shortfall Amount Repaid This Period- M11                                       76.04

        Remaining Available Funds Cap Shortfall Amount - A-1A                                               0.00
        Remaining Available Funds Cap Shortfall Amount - A-2A                                               0.00
        Remaining Available Funds Cap Shortfall Amount - A-2B                                               0.00
        Remaining Available Funds Cap Shortfall Amount - A-2C                                               0.00
        Remaining Available Funds Cap Shortfall Amount - A-2D                                               0.00
        Remaining Available Funds Cap Shortfall Amount - M-1                                                0.00
        Remaining Available Funds Cap Shortfall Amount - M-2                                                0.00
        Remaining Available Funds Cap Shortfall Amount - M-3                                                0.00
        Remaining Available Funds Cap Shortfall Amount - M-4                                                0.00
        Remaining Available Funds Cap Shortfall Amount - M-5                                                0.00
        Remaining Available Funds Cap Shortfall Amount - M-6                                                0.00
        Remaining Available Funds Cap Shortfall Amount - M7                                                 0.00
        Remaining Available Funds Cap Shortfall Amount - M8                                                 0.00
        Remaining Available Funds Cap Shortfall Amount - M9                                                 0.00
        Remaining Available Funds Cap Shortfall Amount - M10                                                0.00
        Remaining Available Funds Cap Shortfall Amount - M11                                                0.00

REMIC Pass-Thru Rates

        REMIC Pass-Thru Rate - A-1A                                                                      5.4700%
        REMIC Pass-Thru Rate - A-2A                                                                      5.4100%
        REMIC Pass-Thru Rate - A-2B                                                                      5.4400%
        REMIC Pass-Thru Rate - A-2C                                                                      5.4900%
        REMIC Pass-Thru Rate - A-2D                                                                      5.5800%
        REMIC Pass-Thru Rate - M-1                                                                       5.6300%
        REMIC Pass-Thru Rate - M-2                                                                       5.6700%
        REMIC Pass-Thru Rate - M-3                                                                       5.7000%
        REMIC Pass-Thru Rate - M-4                                                                       5.7300%
        REMIC Pass-Thru Rate - M-5                                                                       5.8200%
        REMIC Pass-Thru Rate - M-6                                                                       6.3300%
        REMIC Pass-Thru Rate - M7                                                                        6.4300%
        REMIC Pass-Thru Rate - M8                                                                        7.2300%
        REMIC Pass-Thru Rate - M9                                                                        7.8300%
        REMIC Pass-Thru Rate - M10                                                                       7.8300%
        REMIC Pass-Thru Rate - M11                                                                       7.8300%

        Next REMIC Pass-Thru Rate - A-1A                                                                 0.1400%
        Next REMIC Pass-Thru Rate - A-2A                                                                 0.0800%
        Next REMIC Pass-Thru Rate - A-2B                                                                 0.1100%
        Next REMIC Pass-Thru Rate - A-2C                                                                 0.1600%
        Next REMIC Pass-Thru Rate - A-2D                                                                 0.2500%
        Next REMIC Pass-Thru Rate - M-1                                                                  0.3000%
        Next REMIC Pass-Thru Rate - M-2                                                                  0.3400%
        Next REMIC Pass-Thru Rate - M-3                                                                  0.3700%
        Next REMIC Pass-Thru Rate - M-4                                                                  0.4000%
        Next REMIC Pass-Thru Rate - M-5                                                                  0.4900%
        Next REMIC Pass-Thru Rate - M-6                                                                  1.0000%
        Next REMIC Pass-Thru Rate - M-7                                                                  1.1000%
        Next REMIC Pass-Thru Rate - M-8                                                                  1.9000%
        Next REMIC Pass-Thru Rate - M-9                                                                  2.5000%
        Next REMIC Pass-Thru Rate - M-10                                                                 2.5000%
        Next REMIC Pass-Thru Rate - M-11                                                                 2.5000%

Underwritten Noteholders Principal Balance                                                      1,061,237,663.37

Overcollateralization Amounts

        Required Overcollateralization Amount                                                       5,500,000.00
        Overcollateralization Amount                                                                5,500,000.00

Excess Cashflow                                                                                     1,975,277.32

Mortgage Insurance

        MI Premiums                                                                                   607,987.31
        Insurance Proceeds                                                                                  0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.